Other Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Expenses [Abstract]
Depreciation and amortization	$ 45,093	$ 40,004
Legal and professional expenses	759,563	1,276,271
Office related expenses	949,807	1,131,255
Travel and entertainment	298,938	218,618
Total	$ 2,053,401	$ 2,666,148	$ 2,790,192